PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2024
PROVISIONS
Schedule of provisions

		Additions					RECPAM,
							currency	Balances
	Balances as	Acquisitions		Financial		Payments	translation	as of
	of December 31,	through business	Capital	result			adjustments	December 31,
	2023	combinations	(i)	(ii)	Reclassifications		and others	2024
Current
Legal Claims and contingent liabilities	11,629	—	3,926	—	20,686	(29,993)	(2,364)	3,884
Total current provisions	11,629	—	3,926	—	20,686	(29,993)	(2,364)	3,884
Non- Current
Legal Claims and contingent liabilities	27,889	3,933	14,088	15,089	(20,686)	(3,340)	(14,165)	22,808
Asset retirement obligations	28,984	—	21,566	—	—	—	(20,508)	30,042
Total non-current provisions	56,873	3,933	35,654	15,089	(20,686)	(3,340)	(34,673)	52,850

Total provisions	68,502	3,933	39,580	15,089	—	(33,333)	(37,037)	56,734

		Additions				RECPAM,
						currency
	Balances as		Financial		Payments	translation	Balances
	of	Capital	result			adjustments and	as of
	December 31, 2022	(iii)	(ii)	Reclassifications		others	December 31, 2023
Current
Legal Claims and contingent liabilities	17,859	21,535	—	27,645	(56,658)	1,248	11,629
Total current provisions	17,859	21,535	—	27,645	(56,658)	1,248	11,629

Non- Current
Legal Claims and contingent liabilities	44,121	25,402	22,589	(27,645)	(9)	(36,569)	27,889
Asset retirement obligations	34,910	29,997	—	—	—	(35,923)	28,984
Total non-current provisions	79,031	55,399	22,589	(27,645)	(9)	(72,492)	56,873

Total provisions	96,890	76,934	22,589	—	(56,667)	(71,244)	68,502
(i)	$18,014 million charged to Other operating expenses and $21,566 million charged to Right of use assets,
(ii)	Charged to Other foreign currency exchange gains (losses) and Other interests, net.
(iii)	$46,937 million charged to Other operating expenses and $29,997 million charged to Right of use assets.